Dividends paid (Tables)	12 Months Ended
Jun. 30, 2023
Dividends paid
Schedule of dividends paid

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Final dividend — prior year	9 295	23	16
Interim dividend — current year	4 459	26	30
	13 754	49	46
Forecast cash flow on final dividend — current year	6 407